Schedule I-Consolidated Valuation and Qualifying Accounts (Tables)	12 Months Ended
Dec. 02, 2012
Schedule I-Consolidated Valuation and Qualifying Accounts
Schedule of consolidated valuation and qualifying accounts
	Fiscal Year
	2012(1)		2011(1)		2010(1)
Allowance for doubtful accounts
Balance beginning of period	$14,150		$13,904		$15,381
Charged to costs and expenses	400		2,263		2,276
Charged to other accounts	—		—		—
Deductions	4,983	(2)	2,017	(2)	3,753	(2)
Balance at end of period	$9,567		$14,150		$13,904
Reserve for discounts and returns
Balance beginning of period	$15,953		$11,908		$11,294
Charged to costs and expenses	15,217		14,636		11,300
Charged to other accounts	—		—		—
Deductions	10,778	(3)	10,591	(3)	10,686	(3)
Balance at end of period	$20,392		$15,953		$11,908
Deferred tax asset valuation
Balance beginning of period	$18,968		$19,970		$34,252
Charged to costs and expenses	274		(84)		(911)
Charged to other accounts	(1,283)		(918)		104
Deductions	—		—		13,475
Balance at end of period	$17,959		$18,968		$19,970
(1)
Amounts include balances related to discontinued operations

(2)
Uncollectible accounts written off, net of recoveries.

(3)
Cash discounts taken and accommodation returns.